SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Sep. 30, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Substantial Doubt about Going Concern, Conditions or Events	The Company has incurred losses since its inception. The Company does not have sufficient cash to fund normal operations and meet all of its obligations for the next 12 months without raising additional funds. The Company currently has no historical recurring source of revenue, and its ability to continue as a going concern is dependent on its ability to raise equity and/or debt capital to fund future exploration and working capital requirements
Federal Deposit Insurance Corporation	$ 250,000
Substantial Doubt about Going Concern, Management's Plans, Substantial Doubt Not Alleviated	The Company’s plans include financing its future operations through sales of common stock and/or debt and the eventual profitable exploitation of its mining properties. See Note 11 Subsequent Events. While the Company has been successful in the past in obtaining financing, there is no assurance that it will be able to obtain adequate financing in the future or that such financing will be on terms acceptable to the Company